Disclosure on Individual Items of the Consolidated Financial Statements - Schedule of Fair Values of all Financial Assets and Financial Liabilities (Details) - EUR (€) € in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Financial assets
Financial assets, Carrying amount	€ 81,605	€ 90,249
Financial liabilities
Financial liabilities, Carrying amount	€ 73,838	101,071	€ 188,039
Cash and cash equivalents [Member]
Financial assets
Financial assets, Classification	At amortized cost
Financial assets, Carrying amount	€ 4,589	6,987
Financial assets, Fair value	€ 4,589	6,987
Trade receivables (current) [Member]
Financial assets
Financial assets, Classification	At amortized cost
Financial assets, Carrying amount	€ 3,472	5,289
Financial assets, Fair value	€ 3,472	5,289
Other investments (non-current) [Member]
Financial assets
Financial assets, Classification	At amortized cost
Financial assets, Carrying amount	€ 859	6
Financial assets, Fair value	€ 859	6
Other financial receivables (current) [Member]
Financial assets
Financial assets, Classification	At amortized cost
Financial assets, Carrying amount	€ 200	903
Financial assets, Fair value	€ 200	903
Other financial receivables (non-current) [Member]
Financial assets
Financial assets, Classification	At amortized cost
Financial assets, Carrying amount	€ 26	25
Financial assets, Fair value	26	25
Financial Assets [Member]
Financial assets
Financial assets, Carrying amount	9,146	13,212
Financial assets, Fair value	€ 9,146	13,212
Loans and borrowings (current) [Member]
Financial liabilities
Financial liabilities, Classification	At amortized cost
Financial liabilities, Carrying amount	€ 15,880	48,560
Financial liabilities, Fair value	€ 15,880	48,560
Trade payables (current) [Member]
Financial liabilities
Financial liabilities, Classification	At amortized cost
Financial liabilities, Carrying amount	€ 11,096	16,731
Financial liabilities, Fair value	€ 11,096	16,731
Trade payables due to related parties (current) [Member]
Financial liabilities
Financial liabilities, Classification	At amortized cost
Financial liabilities, Carrying amount	€ 1,069	1,822
Financial liabilities, Fair value	€ 1,069	1,822
Lease liabilities (non-current) [Member]
Financial liabilities
Financial liabilities, Classification	At amortized cost
Financial liabilities, Carrying amount	€ 1,286	1,866
Financial liabilities, Fair value
Lease liabilities (current) [Member]
Financial liabilities
Financial liabilities, Classification	At amortized cost
Financial liabilities, Carrying amount	€ 1,334	1,322
Financial liabilities, Fair value
Other payables financial (current) [Member]
Financial liabilities
Financial liabilities, Classification	At amortized cost
Financial liabilities, Carrying amount	€ 6,839	333
Financial liabilities, Fair value	6,839	333
Financial liabilities [Member]
Financial liabilities
Financial liabilities, Carrying amount	48,900	125,442
Financial liabilities, Fair value	€ 46,280	122,254
Level 2 Hierarchy [Member] | Warrant liabilities - private [Member]
Financial liabilities
Financial liabilities, Classification	FVTPL
Financial liabilities, Carrying amount	€ 3,042	3,061
Financial liabilities, Fair value	€ 3,042	3,061
Level 2 Hierarchy [Member] | Warrant liabilities - Shareholder loan [Member]
Financial liabilities
Financial liabilities, Classification	FVTPL
Financial liabilities, Carrying amount	€ 5,708	35,376
Financial liabilities, Fair value	€ 5,708	35,376
Level 2 Hierarchy [Member] | Warrant liabilities - convertible notes [Member]
Financial liabilities
Financial liabilities, Classification	FVTPL
Financial liabilities, Carrying amount
Financial liabilities, Fair value
Level 1 Hierarchy [Member] | Warrant liabilities - public [Member]
Financial liabilities
Financial liabilities, Classification	FVTPL
Financial liabilities, Carrying amount	€ 2,645	5,112
Financial liabilities, Fair value	€ 2,645	€ 5,112